Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Trust | BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Trust Shares of BlackRock Cash Funds: Institutional.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2015
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the “Money Market Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment adviser, BFA, pursuant to guidelines approved by the Trust’s Board of Trustees.

		The Fund is a “feeder” fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Money Market Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulations, which, if adopted, may affect the Fund’s operations and/or return potential.
  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
  When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed settlement securities involve the risk that the security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Trust Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Trust Shares of the Fund to that of the Money Fund Report (“MFR”) All Taxable Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Institutional Trust Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2013). The year-to-date return as of March 31, 2014 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/13 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 6:00 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Trust | BlackRock Cash Funds: Institutional | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.38%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.48%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	266
10 Years	rr_ExpenseExampleYear10	$ 601
2005	rr_AnnualReturn2005	2.96%
2006	rr_AnnualReturn2006	4.76%
2007	rr_AnnualReturn2007	5.01%
2008	rr_AnnualReturn2008	2.51%
2009	rr_AnnualReturn2009	0.18%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.00%
2013	rr_AnnualReturn2013	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2004
Trust | BlackRock Cash Funds: Institutional | MFR All Taxable Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2004

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2015. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2015 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2015. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2015 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR All Taxable Average is calculated from June 1, 2004.